Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Taxes
Income before income taxes
($ in millions)

For the year ended December 31:	2013	2012	2011
Income before income taxes
U.S. operations	$6,857	$9,668	$9,716
Non-U.S. operations	12,667	12,234	11,287
Total income before income taxes	$19,524	$21,902	$21,003

Provision for income taxes by geographic operations
The provision for income taxes by geographic operations is as follows:

($ in millions)

For the year ended December 31:	2013	2012	2011
U.S. operations	$993	$2,582	$2,141
Non-U.S. operations	2,048	2,716	3,007
Total provision for income taxes	$3,041	$5,298	$5,148

Components of the provision for income taxes by taxing jurisdiction
The components of the provision for income taxes by taxing jurisdiction are as follows:

($ in millions)

For the year ended December 31:	2013	2012	2011
U.S. federal
Current	$1,406	$1,361	$268
Deferred	(652)	403	909
	754	1,764	1,177
U.S. state and local
Current	178	134	429
Deferred	(321)	289	81
	(143)	423	510
Non-U.S.
Current	3,067	3,006	3,239
Deferred	(637)	105	222
	2,430	3,111	3,461
Total provision for income taxes	3,041	5,298	5,148
Provision for social security, real estate, personal property
and other taxes	4,198	4,331	4,289
Total taxes included in net income	$7,239	$9,629	$9,437

Income tax reconciliation
A reconciliation of the statutory U.S. federal tax rate to the company’s effective tax rate is as follows:

For the year ended December 31:	2013*	2012*	2011*
Statutory rate	35%	35%	35%
Foreign tax differential	(14)	(11)	(10)
State and local	(0)	1	2
Domestic incentives	(3)	(1)	(1)
Other	(2)	(0)	(1)
Effective rate	16%	24%	25%

Components of deferred tax assets (liabilities)
Deferred Tax Assets

($ in millions)

At December 31:	2013	2012*
Retirement benefits	$3,704	$5,870
Share-based and other compensation	1,262	1,666
Domestic tax loss/credit carryforwards	982	954
Deferred income	964	1,018
Foreign tax loss/credit carryforwards	651	681
Bad debt, inventory and warranty reserves	592	586
Depreciation	382	456
Other	1,774	1,659
Gross deferred tax assets	10,311	12,890
Less: valuation allowance	734	1,187
Net deferred tax assets	$9,577	$11,703

* Reclassified to conform with 2013 presentation.

Deferred Tax Liabilities

($ in millions)

At December 31:	2013	2012*
Depreciation	$1,346	$1,378
Retirement benefits	1,219	257
Goodwill and intangible assets	1,173	957
Leases	1,119	2,216
Software development costs	558	542
Deferred transition costs	424	440
Other	841	993
Gross deferred tax liabilities	$6,680	$6,783

* Reclassified to conform with 2013 presentation.

Reconciliation of the beginning and ending amount of unrecognized tax benefits
($ in millions)

	2013	2012	2011
Balance at January 1	$5,672	$5,575	$5,293
Additions based on tax positions related to the current year	829	401	672
Additions for tax positions of prior years	417	215	379
Reductions for tax positions of prior years (including
impacts due to a lapse in statute)	(2,201)	(425)	(538)
Settlements	(259)	(94)	(231)
Balance at December 31	$4,458	$5,672	$5,575